Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Carrying value of goodwill and other intangible assets follows:

	At Year-End
	2012	2011
	(In thousands)
Goodwill	$61,680	$3,874
Identified intangibles, net	2,188	1,577
	$63,868	$5,451

Goodwill represents the excess of the purchase price over the fair value of the tangible and identifiable intangible assets of $57,806,000 associated with our acquisition of Credo in 2012 and $3,874,000 associated with a water resources company acquired in 2010.
Identified intangibles includes $590,000 related to patents with definite lives associated with the Calliope Gas Recovery System acquired as part of our acquisition of Credo and is being amortized over the average remaining useful life of the patents. The net carrying value at year-end 2012 is $566,400. In addition, identified intangibles include $1,622,000 in indefinite lived groundwater leases associated with a water resources company acquired in 2010.